Investees (Details) - Schedule of information of group's subsidiaries including fair value adjustments related to balance sheet - Bezeq Group [Member] - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investees (Details) - Schedule of information of group's subsidiaries including fair value adjustments related to balance sheet [Line Items]
Rate of ownership interests held by non-controlling interests	73.66%	73.66%	73.66%
Current assets	₪ 3,733	₪ 4,431	₪ 4,823
Non-current assets	9,304	11,892	12,026
Current liabilities	3,615	4,433	3,857
Non-current liabilities	10,107	11,456	10,848
Total net assets	(685)	434	2,144
Carrying amount of non-controlling interests	₪ (15)	₪ 536	₪ 1,840